Microwave Filter Company, Inc.
6743 Kinne Street
East Syracuse, New York 13057

February 9, 2012

Securities and Exchange Commission
Washington, D.C. 20549

Gentlemen:

Pursuant to the requirements of the Securities Exchange Act of 1934, we are transmitting herewith our Definitive Proxy Statement (DEF 14A).

If you have any questions regarding this filing, please contact me at
(315) 438-4758.


Sincerely,

Richard Jones

Richard Jones, Chief Financial Officer